Filed Pursuant to Rule 497(c)
                                                  1933 Act File No. 333-156372
                                                  1940 Act File No. 811-07168

                              HENNESSY CORNERSTONE
                               LARGE GROWTH FUND

                             PROSPECTUS & OVERVIEW

                                 MARCH 20, 2009

                             ORIGINAL CLASS SHARES

                 HENNESSY CORNERSTONE LARGE GROWTH FUND (HFLGX)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                   1-800-966-4354   o   WWW.HENNESSYFUNDS.COM

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HENNESSY EMPLOYS A CONSISTENT AND REPEATABLE INVESTMENT PROCESS, UTILIZING TIME-TESTED, PURELY QUANTITATIVE STOCK SELECTION FORMULAS. OUR PORTFOLIOS ARE TEAM MANAGED BY TENURED ASSET MANAGERS, AND OUR STRATEGIES ARE FULLY DISCLOSED. WE MANAGE OUR FUNDS WITH THE DISCIPLINE AND CONSISTENCY OF AN INDEX FUND, NEVER STRAYING FROM OUR PROVEN FORMULAS. THE RESULT IS THAT EMOTIONS, HUNCHES AND FADS PLAY NO PART IN OUR INVESTMENT DECISIONS. IN SHORT, WE DO NOT TRY TO OUTSMART OR TIME THE MARKET BECAUSE WE DON'T BELIEVE THAT WORKS.

OUR GOAL IS TO PROVIDE PRODUCTS THAT INVESTORS CAN HAVE CONFIDENCE IN, KNOWING THEIR MONEY IS INVESTED AS PROMISED AND MANAGED IN THEIR BEST INTEREST. WE FEEL IT IS CRITICAL FOR OUR CLIENTS TO UNDERSTAND THE STRATEGIES, RISKS AND COSTS OF INVESTING, AS WELL AS THE REWARDS. WITH HENNESSY, THERE ARE NEVER SURPRISES WITH OUR INVESTMENT STRATEGIES.

THE HENNESSY CORNERSTONE
LARGE GROWTH FUND PROSPECTUS
ORIGINAL CLASS SHARES

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             6

Historical Performance                                                        6

Management of the Fund                                                        8

Shareholder Information

     Pricing of Fund Shares                                                   9

     Account Minimum Investments                                              9

     Market Timing Policy                                                     9

     Telephone Privileges                                                    10

     How to Purchase Shares                                                  10

     Automatic Investment Plan                                               11

     Retirement Plans                                                        11

     How to Sell Shares                                                      12

     How to Exchange Shares                                                  13

     Systematic Cash Withdrawal Program                                      14

     Dividends, Distributions and Taxes                                      14

     Householding                                                            15

Financial Highlights                                                         16

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Cornerstone Large Growth Fund, a portfolio of the Hennessy Funds, that you should know before you invest. This Prospectus relates only to the Original Class shares of the Fund (sometimes referred to herein as shares).

HENNESSY CORNERSTONE LARGE GROWTH FUND (HFLGX)

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital. This Fund invests in 50 large capitalization companies selected by the Large Growth Formula.

 The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

HENNESSY CORNERSTONE LARGE
GROWTH FUND

INVESTMENT STRATEGY

THE MARRIAGE OF
VALUE AND GROWTH
INVESTING:

Price-to-Cash
Flow = Value

Return on Total
Capital = Growth

The Fund invests in growth-oriented common stocks of large companies by utilizing a highly disciplined, quantitative formula known as the Hennessy Large Growth Formula (the "Large Growth Formula"). The Large Growth Formula selects large capitalization companies, and excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 COMMON STOCKS that meet the following criteria, in order:

     1)   MARKET CAPITALIZATION THAT EXCEEDS THE AVERAGE OF THE DATABASE

     2)   PRICE-TO-CASH FLOW RATIO LESS THAN THE MEDIAN OF THE DATABASE
          This value criterion helps to uncover relative bargains among large companies.

     3)   POSITIVE TOTAL CAPITAL

     4)   HIGHEST ONE-YEAR RETURN ON TOTAL CAPITAL
          Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

     Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor's Compustat(R) Database. The Compustat(R) Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1<F1>

     When the Fund begins operations, it will purchase 50 stocks as dictated by the Large Growth Formula, based on information at that time. The Fund's holdings of each stock in its portfolio will initially be weighted equally by dollar amount, with 2% of the portfolio's assets invested in each of 50 stocks. The Fund will rebalance its portfolio annually by re-screening the universe of stocks, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Utilizing the Large Growth Formula, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects stocks held in the Fund's portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy, or the stock market in general. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to

1<F1> The database is compiled and maintained by Standard & Poor's ("S&P").
      Although S&P obtains information for inclusion in, or for use in, the Compustat(R) Database from sources that S&P considers reliable, S&P does not guarantee the accuracy or completeness of the database. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other person or entity, from the use of the Compustat(R) Database. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Compustat(R) Database. "Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

                              OBJECTIVE: Long-term growth of capital

replace that stock with another stock meeting the criteria of the Large Growth Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Large Growth Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Large Growth Formula.

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Large Growth Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

FORMULA INVESTING RISK: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

LARGE COMPANY RISK: From time to time, securities of large capitalization companies may fall out of favor in the market, and the Fund may underperform the market as a whole.

PERFORMANCE

The Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on or about March 23, 2009. Prior to the reorganization, the Tamarack Large Cap Growth Fund was managed by Voyageur Asset Management Inc. As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Original Class shares of the Fund. The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the Large Growth Formula. Performance information for the Fund will be included in future prospectuses after it has completed one calendar year of operations under the Manager. The Fund's performance (before and after taxes) will vary from year to year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                     None
Maximum deferred sales charge (load)                                 None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                          None
Redemption fee1<F2>                                                  None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     0.74%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                      0.59%2<F3>
                                                                    -----
   Shareholder Servicing Fee                                  0.10%
   All remaining Other Expenses                               0.49%
Total Annual Fund Operating Expenses                                1.33%
                                                                    -----
Expense Reimbursement                                              (0.03)%3<F45>
                                                                    -----
Net Expenses                                                        1.30%
                                                                    -----
                                                                    -----

1<F2> The transfer agent charges a fee of $15.00 for each wire redemption. 2<F3> Other expenses are based on estimated amounts for the current fiscal year.
3<F45> The Manager has agreed, through March 2010, to contractually waive its advisory fee to the extent necessary to insure that Net Expenses do not exceed 1.30% of the average daily net assets of the Original Class shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY CORNERSTONE LARGE GROWTH FUND

ORIGINAL CLASS

             One Year     Three Years     Five Years     10 Years
               $132          $418            $726         $1,599

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Fund does not take temporary defensive positions. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

HISTORICAL PERFORMANCE
OF THE FUND'S FORMULA

The following charts compare the total return of a hypothetical portfolio managed in accordance with the dictates of the Large Growth Formula for the historical periods indicated with that of the Standard & Poor's 500 Composite Stock Price (the "S&P 500"). The performance reported assumes a December 31 rebalance date.

     The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

     Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Fund, Hennessy Advisors, Inc. may make limited modifications to the strategy or formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted.

     For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Large Growth Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All of the returns shown reflect the reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY CORNERSTONE LARGE GROWTH FUND1<F4>


                             1999     2000      2001      2002     2003     2004     2005     2006     2007      2008     Total
                             ----     ----      ----      ----     ----     ----     ----     ----     ----      ----     -----
CORNERSTONE LARGE GROWTH    19.13%   10.89%     4.72%    -7.70%   34.14%   20.59%   14.44%   35.14%   24.40%   -41.41%   114.35%
S&P 500 INDEX               21.04%   -9.10%   -11.89%   -22.10%   28.68%   10.88%    4.91%   15.80%    5.49%   -37.00%     6.71%


AVERAGE ANNUAL RETURN

           Hennessy Cornerstone Large Growth Fund     S&P 500 Index
           --------------------------------------     -------------
1-Year                    -41.41%                        -37.00%
3-Year                     -0.50%                         -8.36%
5-Year                      6.33%                         -2.19%
10-Year                     8.82%                         -1.38%

STANDARD DEVIATION

     Hennessy Cornerstone Large Growth Fund     S&P 500 Index
     --------------------------------------     -------------
                      21.45%                       19.40%

Standard Deviation measures an investment's volatility or "risk." The greater the standard deviation, the more variable the rate of return.

GROWTH OF $10,000

                                Hennessy
                               Cornerstone
                                  Large
                               Growth Fund        S&P 500 Index
                               -----------        -------------
                 1998           10,000.00           10,000.00
                 1999           11,913.23           12,104.00
                 2000           13,210.80           11,002.54
                 2001           13,834.89            9,694.33
                 2002           12,769.37            7,551.89
                 2003           17,129.02            9,717.77
                 2004           20,655.68           10,775.06
                 2005           23,639.31           11,304.12
                 2006           31,945.34           13,090.17
                 2007           39,740.81           13,808.82
                 2008           23,285.81            8,699.55

1<F4> The hypothetical performance for the Formula assumes a December 31 rebalance date.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds, including the Hennessy Cornerstone Large Growth Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.

     Neil J. Hennessy and Frank Ingarra, Jr. are primarily responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. Mr. Hennessy serves as the Chief Investment Officer to the Funds, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Ingarra is Vice President, Co-Portfolio Manager and has been employed by the Manager since 2000.

     The Statement of Additional Information for the Hennessy Cornerstone Large Cap Growth Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Hennessy Cornerstone Large Growth Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.74%.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Manager will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2009. As noted above, the Manager has agreed, through March 2010, to contractually waive its advisory fee to the extent necessary to insure that "Net Expenses" for the Original Class shares of the Fund do not exceed 1.30% of the average daily net assets.

SHAREHOLDER SERVICING AGREEMENT

The Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

     o assisting shareholders in processing exchange and redemption requests;

     o assisting shareholders in changing dividend options, account designations and addresses;

     o     responding generally to questions of shareholders; and

     o     providing such other similar services as the Fund may request.

     For such services, the Fund will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets. Original Class shares are subject to this servicing fee, while Institutional Class shares are not subject to this servicing fee.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer's sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

                      FOR QUESTIONS PLEASE CALL

                      THE HENNESSY FUNDS
                      1-800-966-4354 or
                      1-415-899-1555
                      9 A.M. - 7 P.M. Eastern Time
                      6 A.M. - 4 P.M. Pacific Time

                      US BANK, TRANSFER AGENT FOR THE FUNDS
                      1-800-261-6950 or
                      1-414-765-4124
                      9 A.M. - 8 P.M. Eastern Time
                      6 A.M. - 5 P.M. Pacific Time

ORIGINAL SHARES AND ACCOUNT MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time. Investors purchasing the Fund through financial intermediaries' asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

     The Fund offers Institutional Class shares, and the minimum investment is $250,000. Detailed information about the Fund's Institutional Class shares is included in a separate prospectus, which is available by calling 1-800-966-4354 or 1-415-899-1555.

MARKET TIMING POLICY

Frequent purchases and redemptions of the Fund's shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder's trading activity, the Fund may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account's ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or
(3) close the account demonstrating frequent trading activity.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

TELEPHONE PRIVILEGES

The Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check, wire or Automated Clearing House (ACH) network. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Fund at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund reserves the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:         FOR OVERNIGHT DELIVERY:
Hennessy Funds                     Hennessy Funds
c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
P.O. Box 701                       615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Original Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.       Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.     Account Number: 112-952-137
Milwaukee, WI 53202       Further Credit: Mutual fund name, shareholder
ABA# 075000022            name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

     To inquire about an agreement, broker-dealers should call the Fund at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions form any one owner or authorized person.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account

     o     Traditional IRA

     o     Roth IRA

     o     SEP-IRA for sole proprietors, partnerships and corporations

     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Original Class shares of the Fund or the dollar value of Original Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. If you have an individual retirement account ("IRA") or other retirement plan, you must indicate on your redemption request whether or not to withhold federal income tax, generally 10%. Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, the Fund will accept telephone instructions form any one owner or authorized person. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

     o The redemption proceeds are to be payable or sent to any person, address or bank account not on record;

     o     IRA transfer;

     o     When establishing or modifying certain services on the account;

     o     Account ownership is changed; and

     o     The redemption request is over $100,000.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

HOW TO EXCHANGE SHARES

You may exchange Original Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read the Fund's prospectus.

     You may also exchange Original Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. The Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". If an account has more than one owner or authorized person, the Fund will accept telephone instructions form any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

As another convenience, you may redeem your Original Class shares of the Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, the Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

     A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the Fund for the periods shown below. Certain information reflects financial results for a single Fund share. The "Total Return" figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. However, the total returns are the returns of the Tamarack Large Cap Growth Fund (the "Predecessor Fund"), which are not relevant to investors in the Fund because the Tamarack Large Cap Growth Fund did not utilize the Large Growth Formula. The Predecessor Fund, Class A, Class C, Class I, Class R and Class S shares, a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Cornerstone Large Growth Fund, Original Class shares, a series of Hennessy Funds Trust, on or about March 23, 2009.

     Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. Their report and the Predecessor Fund's financial statements are included in the Predecessor Fund's 2008 Annual Report, which is available upon request.

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended     Year Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,     April 30,
CLASS A                                    2008           2007           2006           2005       2004(c)<F10>        2004
                                       -------------  -------------  -------------  -------------  -------------    ----------
Net Asset Value, Beginning of Period      $12.43         $10.85         $10.65         $ 9.88         $10.02           $ 8.33
                                          ------         ------         ------         ------         ------           ------

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)             (0.03)(a)<F8>  (0.03)         (0.03)          0.01          (0.01)           (0.07)
  Net Realized and Unrealized
    Gains (Losses) on Investments          (2.49)          1.61           0.23           0.76          (0.13)            1.76
  Redemption Fees                                (b)<F9>       (b)<F9>        (b)<F9>        (b)<F9>         (b)<F9>        -
                                          ------         ------         ------         ------         ------           ------
   Total from Investment Activities        (2.52)          1.58           0.20           0.77          (0.14)            1.69
                                          ------         ------         ------         ------         ------           ------
DISTRIBUTIONS:
  Net Investment Income                        -              -              -              -              -                -
                                          ------         ------         ------         ------         ------           ------
    Total Distributions                        -              -              -              -              -                -
                                          ------         ------         ------         ------         ------           ------
  Net Asset Value, End of Period          $ 9.91         $12.43         $10.85         $10.65         $ 9.88           $10.02
                                          ------         ------         ------         ------         ------           ------
                                          ------         ------         ------         ------         ------           ------
TOTAL RETURN*<F5>                        (20.27%)        14.56%          1.88%          7.79%         (1.40%)(d)<F11>  20.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)         $3,124         $4,458         $5,175         $6,280        $10,614          $10,864
Ratio of Net Expenses
  to Average Net Assets                    1.23%          1.25%          1.25%          1.15%          1.10%(e)<F12>    1.54%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                   (0.26%)        (0.26%)        (0.27%)         0.06%         (0.27%)(e)<F12>  (0.85%)
Ratio of Expenses
  to Average Net Assets**<F6>              1.66%          1.68%          1.68%          1.74%          1.63%(e)<F12>    1.79%
Portfolio Turnover Rate ***<F7>              38%            25%            35%            28%            16%             264%

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended     Year Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,    April 30,
CLASS I                                    2008           2007           2006           2005       2004(c)<F10>       2004
                                       -------------  -------------  -------------  -------------  -------------    ----------
Net Asset Value,
  Beginning of Period                     $12.61         $10.98         $10.75         $ 9.97         $10.11           $ 8.38
                                          ------         ------         ------         ------         ------           ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                 -(a)(b)         (b)       (0.01)          0.05               (a)         (0.07)
                                                <F8><F9>       <F9>                                         <F8>
  Net Realized and Unrealized
    Gains (Losses) on Investments          (2.52)          1.63           0.24           0.75          (0.14)            1.80
  Redemption Fees                               (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>         -
                                          ------         ------         ------         ------         ------           ------
    Total from Investment Activities       (2.52)          1.63           0.23           0.80          (0.14)            1.73
                                          ------         ------         ------         ------         ------           ------
DISTRIBUTIONS:
  Net Investment Income                        -              -               (b)<F9>   (0.02)             -                -
                                          ------         ------         ------         ------         ------           ------
    Total Distributions                        -              -               (b)<F9>   (0.02)             -                -
                                          ------         ------         ------         ------         ------           ------
  Net Asset Value, End of Period          $10.09         $12.61         $10.98         $10.75         $ 9.97           $10.11
                                          ------         ------         ------         ------         ------           ------
                                          ------         ------         ------         ------         ------           ------
TOTAL RETURN*<F5>                        (19.98%)        14.85%          2.18%          8.04%         (1.38%)(d)<F11>  20.64%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $585         $1,034         $1,204         $3,636        $19,556          $28,454
Ratio of Net Expenses
  to Average Net Assets                    0.98%          1.00%          1.00%          0.89%          0.85%(e)<F12>    1.29%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                   (0.02%)        (0.01%)        (0.08%)         0.35%         (0.03%)(e)<F12>  (0.60%)
Ratio of Expenses
  to Average Net Assets**<F6>              1.16%          1.18%          1.19%          1.22%          1.11%(e)<F12>    1.29%
Portfolio Turnover Rate ***<F7>              38%            25%            35%            28%            16%             264%

                                        Year Ended    Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                      September 30,  September 30,  September 30,  September 30,  September 30,   April 30,
CLASS C                                   2008           2007           2006           2005       2004(c)<F10>   2004(g)<F14>
                                      -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value,
  Beginning of Period                    $12.11         $10.65         $10.53         $ 9.85         $10.02          $10.28
                                         ------         ------         ------         ------         ------          ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)            (0.11)(a)<F8>  (0.10)         (0.10)         (0.02)         (0.04)              -
  Net Realized and Unrealized
    Gains (Losses) on Investments         (2.40)          1.56           0.22           0.70          (0.13)          (0.26)
  Redemption Fees                               (b)<F9>       (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        -
                                         ------         ------         ------         ------         ------          ------
    Total from Investment Activities      (2.51)          1.46           0.12           0.68          (0.17)          (0.26)
                                         ------         ------         ------         ------         ------          ------
DISTRIBUTIONS:
  Net Investment Income                       -              -              -              -              -               -
                                         ------         ------         ------         ------         ------          ------
    Total Distributions                       -              -              -              -              -               -
                                         ------         ------         ------         ------         ------          ------
  Net Asset Value, End of Period         $ 9.60         $12.11         $10.65         $10.53         $ 9.85          $10.02
                                         ------         ------         ------         ------         ------          ------
                                         ------         ------         ------         ------         ------          ------
TOTAL RETURN*<F5>                       (20.73%)        13.71%          1.14%          6.90%         (1.70%)(d)<F11> (2.53%)(d)<F11>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)          $126            $39            $25            $25             $3              $3
Ratio of Net Expenses
  to Average Net Assets                   1.99%          2.00%          2.00%          1.93%          1.81%(e)<F12>   1.88%(e)<F12>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (1.03%)        (1.00%)        (1.01%)        (0.88%)        (0.98%)(e)<F12> (1.15%)(e)<F12>
Ratio of Expenses
  to Average Net Assets**<F6>             2.18%          2.16%          2.17%          2.26%          2.13%(e)<F12>         (f)<F13>
Portfolio Turnover Rate ***<F7>             38%            25%            35%            28%            16%            264%

                                       Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                      September 30,  September 30,  September 30,  September 30,  September 30,   April 30,
CLASS R                                   2008           2007           2006           2005       2004(c)<F10>   2004(g)<F14>
                                      -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value, Beginning of Period     $12.31         $10.78         $10.60         $ 9.87        $ 10.02          $10.28
                                         ------         ------         ------         ------         ------          ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)            (0.06)(a)<F8>  (0.06)         (0.05)         (0.15)             -                -
  Net Realized and Unrealized
    Gains (Losses) on Investments         (2.45)          1.59           0.23           0.89          (0.15)          (0.26)
  Redemption Fees                               (b)<F9>       (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        -
                                         ------         ------         ------         ------         ------          ------
    Total from Investment Activities      (2.51)          1.53           0.18           0.74          (0.15)          (0.26)
                                         ------         ------         ------         ------         ------          ------
DISTRIBUTIONS:
  Net Investment Income                       -              -              -          (0.01)             -               -
                                         ------         ------         ------         ------         ------          ------
    Total Distributions                       -              -              -          (0.01)             -               -
                                         ------         ------         ------         ------         ------          ------
  Net Asset Value, End of Period         $ 9.80         $12.31         $10.78         $10.60         $ 9.87          $10.02
                                         ------         ------         ------         ------         ------          ------
                                         ------         ------         ------         ------         ------          ------
TOTAL RETURN*<F5>                       (20.39%)        14.30%          1.60%          7.46%         (1.50%)(d)<F11> (2.53%)(d)<F11>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $9            $11            $10            $15            $65              $3
Ratio of Net Expenses
  to Average Net Assets                   1.48%          1.50%          1.50%          1.41%          1.34%(e)<F12>   1.32%(e)<F12>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (0.51%)        (0.51%)        (0.53%)        (0.27%)         0.12%)(e)<F12> (0.63%)(e)<F12>
Ratio of Expenses
  to Average Net Assets**<F6>             1.66%          1.66%          1.66%          1.75%          2.00%(e)<F12>         (f)<F13>
Portfolio Turnover Rate ***<F7>             38%            25%            35%            28%            16%            264%

                                       Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                      September 30,  September 30,  September 30,  September 30,  September 30,   April 30,
CLASS S                                   2008           2007           2006           2005       2004(c)<F10>   2004(g)<F14>
                                      -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value, Beginning of Period     $12.61         $10.98         $10.75         $ 9.97         $10.11          $10.37
                                         ------         ------         ------         ------         ------          ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                -(a)(b)         (b)            (b)        0.02              -               -
                                               <F8><F9>       <F9>           <F9>
  Net Realized and Unrealized
    Gains (Losses) on Investments         (2.52)          1.63           0.23           0.78          (0.14)          (0.26)
  Redemption Fees                              (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        -
                                         ------         ------         ------         ------         ------          ------
    Total from Investment Activities      (2.52)          1.63           0.23           0.80          (0.14)          (0.26)
                                         ------         ------         ------         ------         ------          ------
DISTRIBUTIONS:
  Net Investment Income                       -              -               (b)<F9>   (0.02)             -               -
                                         ------         ------         ------         ------         ------          ------
    Total Distributions                       -              -               (b)<F9>   (0.02)             -               -
                                         ------         ------         ------         ------         ------          ------
  Net Asset Value, End of Period         $10.09         $12.61         $10.98         $10.75         $ 9.97          $10.11
                                         ------         ------         ------         ------         ------          ------
                                         ------         ------         ------         ------         ------          ------
TOTAL RETURN*<F5>                       (19.98%)        14.85%          2.18%          8.04%         (1.38%)(d)<F11> (2.51%)(d)<F11>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)       $80,914       $113,147       $125,253       $145,649       $168,756        $190,737
Ratio of Net Expenses
  to Average Net Assets                   0.98%          1.00%          1.00%          0.91%          0.85%(e)<F12>   0.85%(e)<F12>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (0.01%)        (0.01%)        (0.02%)         0.24%         (0.02%)(e)<F12> (0.27%)(e)<F12>
Ratio of Expenses
  to Average Net Assets**<F6>             1.16%          1.18%          1.18%          1.25%          1.13%(e)<F12>         (f)<F13>
Portfolio Turnover Rate ***<F7>             38%            25%            35%            28%            16%            264%

   *<F5>    Excludes  sales  charge.
  **<F6>    During  the  periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ***<F7>    Portfolio turnover rate is calculated on the basis of the fund as a whole  without distinguishing between the classes of shares issued.
            The rate has not been annualized for periods of less than one year.
 (a)<F8>    Per  share  net  investment income (loss) has been calculated using the  average  daily  shares  method.
 (b)<F9>    Less  than  $0.01  or  $(0.01)  per  share.
(c)<F10>    For  the  period  from  May  1,  2004  to  September  30,  2004.
(d)<F11>    Not  annualized.
(e)<F12>    Annualized.
(f)<F13>    There  were  no  waivers  or  reimbursements  during  the  period.
(g)<F14>    For  the period from April 19, 2004 (commencement of operations) to
            April  30,  2004.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

          and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Original Class shares of the Hennessy Cornerstone Large Growth Fund have the following fund symbol, cusip and SEC fund identifiers:

                                                                        SEC FUND IDENTIFIER
                                                                        -------------------
                                               SYMBOL     CUSIP         SERIES         CLASS
                                               ------     -----         ------         -----
Hennessy Cornerstone Large Growth Fund
Original Class                                 HFLGX      42588P205     S000019531     C000054248

                            Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY CORNERSTONE LARGE GROWTH FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                   PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 or
                               1-415-899-1555

HENNESSY CORNERSTONE
LARGE GROWTH FUND
ORIGINAL CLASS SHARES

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

                              HENNESSY CORNERSTONE
                               LARGE GROWTH FUND

                             PROSPECTUS & OVERVIEW

                                 MARCH 20, 2009

                           INSTITUTIONAL CLASS SHARES

                 HENNESSY CORNERSTONE LARGE GROWTH FUND (HILGX)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                   1-800-966-4354   o   WWW.HENNESSYFUNDS.COM

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HENNESSY EMPLOYS A CONSISTENT AND REPEATABLE INVESTMENT PROCESS, UTILIZING TIME-TESTED, PURELY QUANTITATIVE STOCK SELECTION FORMULAS. OUR PORTFOLIOS ARE TEAM MANAGED BY TENURED ASSET MANAGERS, AND OUR STRATEGIES ARE FULLY DISCLOSED. WE MANAGE OUR FUNDS WITH THE DISCIPLINE AND CONSISTENCY OF AN INDEX FUND, NEVER STRAYING FROM OUR PROVEN FORMULAS. THE RESULT IS THAT EMOTIONS, HUNCHES AND FADS PLAY NO PART IN OUR INVESTMENT DECISIONS. IN SHORT, WE DO NOT TRY TO OUTSMART OR TIME THE MARKET BECAUSE WE DON'T BELIEVE THAT WORKS.

OUR GOAL IS TO PROVIDE PRODUCTS THAT INVESTORS CAN HAVE CONFIDENCE IN, KNOWING THEIR MONEY IS INVESTED AS PROMISED AND MANAGED IN THEIR BEST INTEREST. WE FEEL IT IS CRITICAL FOR OUR CLIENTS TO UNDERSTAND THE STRATEGIES, RISKS AND COSTS OF INVESTING, AS WELL AS THE REWARDS. WITH HENNESSY, THERE ARE NEVER SURPRISES WITH OUR INVESTMENT STRATEGIES.

THE HENNESSY CORNERSTONE
LARGE GROWTH FUND PROSPECTUS
INSTITUTIONAL CLASS SHARES

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             6

Historical Performance                                                        6

Management of the Fund                                                        8

Shareholder Information

     Pricing of Fund Shares                                                   9

     Account Minimum Investments                                              9

     Market Timing Policy                                                     9

     Telephone Privileges                                                    10

     How to Purchase Shares                                                  10

     Automatic Investment Plan                                               11

     Retirement Plans                                                        12

     How to Sell Shares                                                      12

     How to Exchange Shares                                                  13

     Systematic Cash Withdrawal Program                                      14

     Dividends, Distributions and Taxes                                      14

     Householding                                                            14

Financial Highlights                                                         15

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Cornerstone Large Growth Fund, a portfolio of the Hennessy Funds, that you should know before you invest. This Prospectus relates only to the Institutional Class shares of the Fund (sometimes referred to herein as shares).

HENNESSY CORNERSTONE LARGE GROWTH FUND (HILGX)

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital. This Fund invests in 50 large capitalization companies selected by the Large Growth Formula.

 The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

HENNESSY CORNERSTONE LARGE CAP
GROWTH FUND

INVESTMENT STRATEGY

THE MARRIAGE OF
VALUE AND GROWTH
INVESTING:

Price-to-Cash
Flow = Value

Return on Total
Capital = Growth

The Fund invests in growth-oriented common stocks of large companies by utilizing a highly disciplined, quantitative formula known as the Hennessy Large Growth Formula (the "Large Growth Formula"). The Large Growth Formula selects large capitalization companies, and excludes American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 COMMON STOCKS that meet the following criteria, in order:

     1)   MARKET CAPITALIZATION THAT EXCEEDS THE AVERAGE OF THE DATABASE

     2)   PRICE-TO-CASH FLOW RATIO LESS THAN THE MEDIAN OF THE DATABASE
          This value criterion helps to uncover relative bargains among large companies.

     3)   POSITIVE TOTAL CAPITAL

     4)   HIGHEST ONE-YEAR RETURN ON TOTAL CAPITAL
          Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

     Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor's Compustat(R) Database. The Compustat(R) Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1<F15>

     When the Fund begins operations, it will purchase 50 stocks as dictated by the Large Growth Formula, based on information at that time. The Fund's holdings of each stock in its portfolio will initially be weighted equally by dollar amount, with 2% of the portfolio's assets invested in each of 50 stocks. The Fund will rebalance its portfolio annually by re-screening the universe of stocks, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Utilizing the Large Growth Formula, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects stocks held in the Fund's portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy, or the stock market in general. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to

1<F15> The database is compiled and maintained by Standard & Poor's ("S&P"). Although S&P obtains information for inclusion in, or for use in, the Compustat(R) Database from sources that S&P considers reliable, S&P does not guarantee the accuracy or completeness of the database. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other person or entity, from the use of the Compustat(R) Database. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Compustat(R) Database. "Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

                              OBJECTIVE: Long-term growth of capital

replace that stock with another stock meeting the criteria of the Large Growth Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Large Growth Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Large Growth Formula.

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Large Growth Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

FORMULA INVESTING RISK: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

LARGE COMPANY RISK: From time to time, securities of large capitalization companies may fall out of favor in the market, and the Fund may underperform the market as a whole.

PERFORMANCE

The Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on or about March 23, 2009. Prior to the reorganization, the Tamarack Large Cap Growth Fund was managed by Voyageur Asset Management Inc. As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Original Class shares of the Fund, a Class not offered in this Prospectus. The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the Large Growth Formula. Performance information for the Fund will be included in future prospectuses after it has completed one calendar year of operations under the Manager. The Fund's performance (before and after taxes) will vary from year to year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                     None
Maximum deferred sales charge (load)                                 None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                          None
Redemption fee1<F16>                                                 None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     0.74%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                      0.41%2<F17>
                                                                    -----
Total Annual Fund Operating Expenses                                1.15%
                                                                    -----
Expense Reimbursement                                              (0.17)%3<F18>
                                                                    -----
Net Expenses                                                        0.98%
                                                                    -----
                                                                    -----

1<F16> The transfer agent charges a fee of $15.00 for each wire redemption. 2<F17> Other expenses are based on estimated amounts for the current fiscal year.
3<F18> The Manager has agreed to contractually waive its advisory fee to the extent necessary to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY CORNERSTONE LARGE GROWTH FUND

INSTITUTIONAL CLASS

          One Year       Three Years       Five Years      Ten Years
            $100            $349              $617           $1,382

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Fund does not take temporary defensive positions. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

HISTORICAL PERFORMANCE
OF THE FUND'S FORMULA

The following charts compare the total return of a hypothetical portfolio managed in accordance with the dictates of the Large Growth Formula for the historical periods indicated with that of the Standard & Poor's 500 Composite Stock Price (the "S&P 500"). The performance reported assumes a December 31 rebalance date.

     The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

     Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Fund, Hennessy Advisors, Inc. may make limited modifications to the strategy or formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted.

     For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Large Growth Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All of the returns shown reflect the reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY CORNERSTONE LARGE GROWTH FUND1<F19>

                             1999     2000      2001      2002     2003     2004     2005     2006     2007      2008     Total
                             ----     ----      ----      ----     ----     ----     ----     ----     ----      ----     -----
CORNERSTONE LARGE GROWTH    19.13%   10.89%     4.72%    -7.70%   34.14%   20.59%   14.44%   35.14%   24.40%   -41.41%   114.35%
S&P 500 INDEX               21.04%   -9.10%   -11.89%   -22.10%   28.68%   10.88%    4.91%   15.80%    5.49%   -37.00%     6.71%

AVERAGE ANNUAL RETURN

           Hennessy Cornerstone Large Growth Fund     S&P 500 Index
           --------------------------------------     -------------
1-Year                     -41.41%                       -37.00%
3-Year                      -0.50%                        -8.36%
5-Year                       6.33%                        -2.19%
10-Year                      8.82%                        -1.38%

STANDARD DEVIATION

     Hennessy Cornerstone Large Growth Fund     S&P 500 Index
     --------------------------------------     -------------
                      21.45%                       19.40%

Standard Deviation measures an investment's volatility or "risk." The greater the standard deviation, the more variable the rate of return.

GROWTH OF $10,000

                                Hennessy
                               Cornerstone
                                  Large
                               Growth Fund        S&P 500 Index
                               -----------        -------------
                 1998           10,000.00           10,000.00
                 1999           11,913.23           12,104.00
                 2000           13,210.80           11,002.54
                 2001           13,834.89            9,694.33
                 2002           12,769.37            7,551.89
                 2003           17,129.02            9,717.77
                 2004           20,655.68           10,775.06
                 2005           23,639.31           11,304.12
                 2006           31,945.34           13,090.17
                 2007           39,740.81           13,808.82
                 2008           23,285.81            8,699.55

1<F19> The hypothetical performance for the Formula assumes a December 31 rebalance date.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds, including the Hennessy Cornerstone Large Growth Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.

     Neil J. Hennessy and Frank Ingarra, Jr. are primarily responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. Mr. Hennessy serves as Chief Investment Officer to the Funds, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989. Mr. Ingarra is Vice President, Co-Portfolio Manager and has been employed by the Manager since 2000.

     The Statement of Additional Information for the Hennessy Cornerstone Large Growth Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Hennessy Cornerstone Large Growth Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.74%.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Manager will be available in the annual report of the Hennessy Funds to shareholders for the period ending October 31, 2009. As noted above, the Manager has agreed to contractually waive its advisory fee to the extent necessary to insure that "Net Expenses" for the Institutional Class shares of the Fund do not exceed 0.98% of the average daily net assets.

SHAREHOLDER SERVICING AGREEMENT

The Fund offers two Classes of shares, Original and Institutional. The two Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Original Class shares are subject to a monthly servicing fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Fund. The Institutional Class shares are not subject to any servicing fees.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer's sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

                     FOR QUESTIONS PLEASE CALL

                     THE HENNESSY FUNDS
                     1-800-966-4354 or
                     1-415-899-1555
                     9 A.M. - 7 P.M. Eastern Time
                     6 A.M. - 4 P.M. Pacific Time

                     US BANK, TRANSFER AGENT FOR THE FUNDS
                     1-800-261-6950 or
                     1-414-765-4124
                     9 A.M. - 8 P.M. Eastern Time
                     6 A.M. - 5 P.M. Pacific Time

INSTITUTIONAL SHARES AND ACCOUNT MINIMUM INVESTMENTS

Institutional Class shares are available only to shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Original Class shares, you may convert your Original Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

     The minimum initial investment in Institutional Class shares of the Fund is $250,000. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. The Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

MARKET TIMING POLICY

Frequent purchases and redemptions of the Fund's shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder's trading activity, the Fund may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account's ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or
(3) close the account demonstrating frequent trading activity.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

TELEPHONE PRIVILEGES

The Fund offers the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check, wire or Automated Clearing House (ACH) network. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. The Fund might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the transfer agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Fund at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund reserves the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:         FOR OVERNIGHT DELIVERY:
Hennessy Funds                     Hennessy Funds
c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
P.O. Box 701                       615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Institutional Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.       Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.     Account Number: 112-952-137
Milwaukee, WI 53202       Further Credit: Mutual fund name, shareholder
ABA# 075000022            name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     If you decide to purchase shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this Prospectus.

     To inquire about an agreement, broker-dealers should call the Fund at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date. If an account has more than one owner or authorized person, the Fund will accept telephone instructions form any one owner or authorized person.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account

     o     Traditional IRA

     o     Roth IRA

     o     SEP-IRA for sole proprietors, partnerships and corporations

     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Institutional Class shares of the Fund or the dollar value of Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. If you have an individual retirement account ("IRA") or other retirement plan, you must indicate on your redemption request whether or not to withhold federal income tax, generally 10%. Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, the Fund will accept telephone instructions form any one owner or authorized person. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

     o The redemption proceeds are to be payable or sent to any person, address or bank account not on record;

     o     IRA transfer;

     o     When establishing or modifying certain services on the account; and

     o     Account ownership is changed.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first. In addition, the Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares into Original Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Original Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read the Fund's prospectus.

     You may also exchange Institutional Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. The Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". If an account has more than one owner or authorized person, the Fund will accept telephone instructions form any one owner or authorized person. Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

The Fund's Original Class shares may be redeemed through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we generally deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

FINANCIAL HIGHLIGHTS

Information is not provided for the Institutional Class shares offered in this Prospectus because the public offering of these shares had not commenced as of the date of the Prospectus.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

           and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Institutional Class shares of the Hennessy Cornerstone Large Growth Fund have the following fund symbol, cusip and SEC fund identifiers:

                                                                     SEC FUND IDENTIFIER
                                                                     -------------------
                                            SYMBOL     CUSIP         SERIES          CLASS
                                            ------     -----         ------          -----
Hennessy Cornerstone Large Growth Fund
Institutional Class                         HILGX      42588P403     S000019531      C000074662

                            Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY CORNERSTONE LARGE GROWTH FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                  PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 or
                               1-415-899-1555

HENNESSY CORNERSTONE
LARGE GROWTH FUND
INSTITUTIONAL CLASS SHARES

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306